UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     London Company of Virginia
Address:  1801 Bayberry Court
          Suite 301
          Richmond, Virginia 23226

Form 13F File Number:  028-10665

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Andrew J. Wetzel
Title:    CCO
Phone:    (804) 775-0317

Signature, Place, and Date of Signing:

     /s/ Andrew J. Wetzel          Richmond, Virginia          February 9, 2012
     --------------------          ------------------          ----------------
         [Signature]                 [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           81
                                         -----------

Form 13F Information Table Value Total:  $ 2,491,594
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

          COLUMN 1               COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7          COLUMN 8
----------------------------- -------------- --------- ---------- ------------------- ---------- -------- --------------------------
                                                                                                               VOTING AUTHORITY
                                 TITLE OF                VALUE     SHRS OR   SH/ PUT/ INVESTMENT  OTHER   --------------------------
       NAME OF ISSUER             CLASS        CUSIP    (x$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED   NONE
----------------------------- -------------- --------- ---------- ---------- --- ---- ---------- -------- --------- ------ ---------
ACTIVISION BLIZZARD INC       COM            00507V109      2,180    176,961 SH       Sole                  176,961                0
ADVENT SOFTWARE INC           COM            007974108     41,049  1,684,991 SH       Sole                1,492,587          192,404
ALBEMARLE CORP                COM            012653101    118,179  2,294,115 SH       Sole                2,056,062          238,053
ALEXANDER & BALDWIN INC       COM            014482103     85,985  2,106,294 SH       Sole                1,900,353          205,941
ALLEGHANY CORP DEL            COM            017175100     31,362    109,929 SH       Sole                   98,119           11,810
ALTRIA GROUP INC              COM            02209S103     19,583    660,469 SH       Sole                  642,760           17,709
AMERICAN EAGLE OUTFITTERS NE  COM            02553E106     30,634  2,003,588 SH       Sole                1,772,544          231,044
AMPHENOL CORP NEW             CL A           032095101      2,187     48,182 SH       Sole                   48,182                0
ATWOOD OCEANICS INC           COM            050095108     82,591  2,075,525 SH       Sole                1,845,384          230,141
BERKSHIRE HATHAWAY INC DEL    CL B NEW       084670702     32,424    424,959 SH       Sole                  395,667           29,292
BERKSHIRE HATHAWAY INC DEL    CL A           084670108        230         02 SH       Sole                        2                0
BRISTOL MYERS SQUIBB CO       COM            110122108     22,338    633,891 SH       Sole                  616,811           17,080
BROWN FORMAN CORP             CL B           115637209     11,309    140,462 SH       Sole                  140,462                0
CABELAS INC                   COM            126804301     88,299  3,473,516 SH       Sole                3,056,211          417,305
CARMAX INC                    COM            143130102     18,527    607,835 SH       Sole                  607,711              124
CHEVRON CORP NEW              COM            166764100     19,104    179,548 SH       Sole                  175,196            4,352
CINTAS CORP                   COM            172908105      3,313     95,167 SH       Sole                   95,167                0
CISCO SYS INC                 COM            17275R102     20,601  1,139,418 SH       Sole                1,050,499           88,919
COCA COLA CO                  COM            191216100     20,109    287,396 SH       Sole                  272,640           14,756
CONOCOPHILLIPS                COM            20825C104     12,869    176,599 SH       Sole                  171,172            5,427
CORRECTIONS CORP AMER NEW     COM NEW        22025Y407     55,382  2,718,599 SH       Sole                2,420,283          298,316
CSX CORP                      COM            126408103      1,397     66,312 SH       Sole                   66,312                0
DELL INC                      COM            24702R101      4,179    285,655 SH       Sole                  233,118           52,537
DOMINION RES INC VA NEW       COM            25746U109     12,969    244,322 SH       Sole                  239,408            4,914
DUKE ENERGY CORP NEW          COM            26441C105     10,713    486,962 SH       Sole                  470,390           16,572
E M C CORP MASS               COM            268648102     16,403    761,512 SH       Sole                  761,307              205
EATON VANCE CORP              COM NON VTG    278265103    100,411  4,247,291 SH       Sole                3,797,829          449,462
ENERGIZER HLDGS INC           COM            29266R108     43,933    567,036 SH       Sole                  506,600           60,436
EXXON MOBIL CORP              COM            30231G102      3,010     35,508 SH       Sole                   35,208              300
FEDEX CORP                    COM            31428X106      5,828     69,788 SH       Sole                   69,788                0
FIRST INDUSTRIAL REALTY TRUS  COM            32054K103     31,850  3,113,153 SH       Sole                2,775,919          337,234
HASBRO INC                    COM            418056107     17,634    552,939 SH       Sole                  500,779           52,160
HATTERAS FINL CORP            COM            41902R103     48,174  1,826,824 SH       Sole                1,606,660          220,164
HERSHEY CO                    COM            427866108     16,155    261,485 SH       Sole                  244,373           17,112
INTEL CORP                    COM            458140100     16,168    666,711 SH       Sole                  648,428           18,283
INTERNATIONAL BUSINESS MACHS  COM            459200101     19,931    108,394 SH       Sole                  102,898            5,496
ISHARES TR                    RUSSELL 2000   464287655      7,775    105,419 SH       Sole                   87,216           18,203
ISHARES TR                    RUSSELL MIDCAP 464287499        717      7,288 SH       Sole                    7,288                0
JOHNSON & JOHNSON             COM            478160104      9,087    138,558 SH       Sole                  134,106            4,452
KAMAN CORP                    COM            483548103     41,507  1,519,198 SH       Sole                1,342,039          177,159
KINDER MORGAN MANAGEMENT LLC  SHS            49455U100     71,624    912,176 SH       Sole                  806,386          105,790
KNOLL INC                     COM NEW        498904200     19,234  1,295,210 SH       Sole                1,142,954          152,256
KRAFT FOODS INC               CL A           50075N104      3,514     94,066 SH       Sole                   94,066                0
LOEWS CORP                    COM            540424108      1,148     30,489 SH       Sole                   30,489                0
LORILLARD INC                 COM            544147101     17,649    154,812 SH       Sole                  140,809           14,003
LOWES COS INC                 COM            548661107      7,594    299,202 SH       Sole                  287,221           11,981
M & T BK CORP                 COM            55261F104      3,759     49,234 SH       Sole                   49,234                0
MARTIN MARIETTA MATLS INC     COM            573284106     30,371    402,728 SH       Sole                  356,077           46,651
MBIA INC                      COM            55262C100     67,624  5,834,425 SH       Sole                5,186,547          647,878
MCDONALDS CORP                COM            580135101        221      2,200 SH       Sole                    2,200                0
MEADWESTVACO CORP             COM            583334107     19,868    663,357 SH       Sole                  650,240           13,117
MICREL INC                    COM            594793101     53,299  5,271,538 SH       Sole                4,682,576          588,962
MICROSOFT CORP                COM            594918104     20,059    772,696 SH       Sole                  715,156           57,540
MONARCH FINANCIAL HOLDINGS I  COM            60907Q100        108     14,045 SH       Sole                   14,045                0
MONTPELIER RE HOLDINGS LTD    SHS            G62185106     55,782  3,142,647 SH       Sole                2,801,716          340,931
NEWMARKET CORP                COM            651587107    137,520    694,167 SH       Sole                  619,708           74,459
NU SKIN ENTERPRISES INC       CL A           67018T105     92,826  1,911,126 SH       Sole                1,696,601          214,525
OLD DOMINION FGHT LINES INC   COM            679580100     84,558  2,086,223 SH       Sole                1,849,344          236,879
OWENS & MINOR INC NEW         COM            690732102     19,391    697,756 SH       Sole                  619,888           77,868
PAYCHEX INC                   COM            704326107      5,333    177,113 SH       Sole                  165,235           11,878
PFIZER INC                    COM            717081103     13,218    610,791 SH       Sole                  588,831           21,960
PHILIP MORRIS INTL INC        COM            718172109     15,918    202,830 SH       Sole                  198,295            4,535
PRICESMART INC                COM            741511109    103,022  1,480,438 SH       Sole                1,314,018          166,420
PROCTER & GAMBLE CO           COM            742718109        738     11,068 SH       Sole                   11,068                0
REYNOLDS AMERICAN INC         COM            761713106      4,449    107,409 SH       Sole                   99,613            7,796
SERVICE CORP INTL             COM            817565104     68,420  6,424,323 SH       Sole                5,707,333          716,990
SMITHFIELD FOODS INC          COM            832248108      2,150     88,549 SH       Sole                   88,549                0
STURM RUGER & CO INC          COM            864159108     50,721  1,515,748 SH       Sole                1,333,689          182,059
TEJON RANCH CO                COM            879080109     38,859  1,587,238 SH       Sole                1,403,084          184,154
TENET HEALTHCARE CORP         COM            88033G100     48,406  9,435,569 SH       Sole                8,382,513        1,053,056
TREDEGAR CORP                 COM            894650100     65,805  2,961,308 SH       Sole                2,605,290          356,018
UDR INC                       COM            902653104     57,923  2,307,657 SH       Sole                2,093,337          214,320
UNITED PARCEL SERVICE INC     CL B           911312106        248      3,384 SH       Sole                    3,384                0
VALUECLICK INC                COM            92046N102     63,562  3,901,683 SH       Sole                3,459,959          441,724
VERIZON COMMUNICATIONS INC    COM            92343V104     18,207    453,812 SH       Sole                  441,988           11,824
VISA INC                      COM CL A       92826C839     11,298    111,281 SH       Sole                  111,255               26
VULCAN MATLS CO               COM            929160109      1,770     44,988 SH       Sole                   44,917               71
WAL MART STORES INC           COM            931142103     15,052    251,876 SH       Sole                  245,440            6,436
WELLS FARGO & CO NEW          COM            949746101     18,842    683,678 SH       Sole                  649,677           34,001
WHIRLPOOL CORP                COM            963320106      1,393     29,366 SH       Sole                   29,366                0
WHITE MTNS INS GROUP LTD      COM            G9618E107     54,012    119,112 SH       Sole                  106,859           12,253